Balance Sheets (Parentheticals) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
FaZe Clan Inc.
Common stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized	31,900,878	31,900,878
Common stock, shares issued	8,461,706	7,397,055
Common stock, shares outstanding	8,461,706	7,397,055
Class A Common Stock
Common stock subject to possible redemption, shares (in Dollars)	$ 17,250,000
Redemption value, per share (in Dollars per share)	$ 10
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	520,000
Common stock, shares outstanding	520,000
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	4,312,500	4,312,500
Common stock, shares outstanding	4,312,500	4,312,500
Series A Preferred Stock | FaZe Clan Inc.
Preferred stock par value (in Dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	3,545,529	3,545,529
Preferred stock, shares issued	3,237,800	3,237,800
Preferred stock, shares outstanding	3,237,800	3,237,800